13F-HR
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<FILENAME>ais13f033111.txt
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2011 Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[ ] is a restatement.
				 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:    Argi Investment Services, LLC
Address: 1914 Stanley Gault Parkway
         Louisville, KY 40223
13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Jan Peebles
Title:	Director of Compliance
Phone:	502-753-0609
Signature,	Place,		and Date of Signing:
Jan Peebles 	Louisville, KY	February 13, 2012
Report Type (Check only one.):
[X]13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Mangers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	84
Form 13F Information Table Value Total:	$271,593

List of Other Included Managers:	NONE

No. 13F File Number

FORM 13F INFORMATION TABLE
				      VALUE   SHRS OR    SH/  PUT/  INVEST  OTHER  VOTING AUTHORITY
NAME OF ISSUER TITLE OF CLASS CUSIP  (X$1000) PRN AMT    PRN  CALL  DSCRETN  MGRS  SOLE SHARED  NONE
Alliance/Bernst COM	01881E101       270   33487      SH          SOLE            0    0   33487
Altria Group	COM     02209S103       358   12066.145  SH	     SOLE	     0    0   12066.145
Ameren Corp.	COM	023609102	 27	803.129	 SH	     SOLE	     0	  0	803.129
Apache Corp.	COM	037411105	263    2904.877  SH	     SOLE	     0    0    2904.877
Apple Inc	COM	037833100       601    1485      SH          SOLE	     0	  0    1485
Applied Mater.	COM	038222105	258   24068.614  SH	     SOLE	     0    0   24068.614
Archer Daniels	COM	039483102	283    9905.508  SH	     SOLE	     0    0    9905.508
AT&T Inc.	COM	00206R102       352   11646.401  SH 	     SOLE            0    0   11646.401
Best Buy	COM	086516101	247   10566	 SH	     SOLE	     0    0   10566
Bunge Ltd.	COM	G16962105	283    4948.638	 SH	     SOLE	     0    0    4948.638
CF Industries	COM	125269100	264    1821.815  SH	     SOLE	     0	  0    1821.815
Chevron Corp	COM	166764100       774    7278.205	 SH          SOLE            0    0    7278.205
Cincinnati Fin. COM	172062101	344   11279.35	 SH	     SOLE	     0    0   11279.35
Cisco Sys	COM	17275R102       302   16684.202	 SH	     SOLE	     0    0   16684.202
Coca Cola Co	COM	191216100       279    3984.097  SH          SOLE	     0	  0    3984.097
Conoco Phillips	COM	20825C104	448    6142.725  SH	     SOLE	     0	  0    6142.725
Corning Inc.	COM	219350105	264   20300.691	 SH	     SOLE	     0	  0   20300.691
Diamond Offsh.	COM	25271C102	250    4528.21   SH	     SOLE	     0    0    4528.21
Eli Lilly & Co.	COM	532457108	335    8049.681	 SH	     SOLE	     0	  0    8049.681
Entergy Corp.	COM	29364G103	284    3883.954	 SH	     SOLE	     0	  0    3883.954
Exxon Mobil 	COM	30231G102       707    8342      SH          SOLE	     0    0    8342
Freeport McMor.	COM	35671D857	278    7561.492	 SH	     SOLE	     0	  0    7561.492
GAP Inc.	COM	364760108	271   14626.872  SH	     SOLE	     0    0   14626.872
General Dyn.	COM	369550108	279    4202.243  SH	     SOLE	     0    0    4202.243
GE		COM	369604103      7589  423732.836  SH          SOLE	     0    0  423732.836
Greenhaven Commodity	395258106      7076  236492      SH          SOLE            0    0  236492
Hess Corp.	COM	42809H107	269    4739	 SH	     SOLE	     0	  0    4739
Hewlett Packard	COM	428236103	288   11175	 SH	     SOLE	     0	  0   11175
Humana Inc.	COM	444859102	484    5530	 SH	     SOLE	     0	  0    5530
Intel Corp.	COM	458140100	369   15208.957	 SH	     SOLE	     0	  0   15208.957
Int'l Paper 	COM	460146103	303   10230.598	 SH	     SOLE	     0	  0   10230.598
IBM		COM	459200101       330    1792      SH          SOLE	     0    0    1792
iShares Barclys 1-3YrCr	464288646     27305  262039.936  SH          SOLE	     0    0  262039.936
iShares Barclys Agg Bnd	464287226	407    3695	 SH	     SOLE	     0	  0    3695
iShares Barclys Sh Trea	464288679       940    8526      SH          SOLE	     0    0    8526
iShares Barclys Tips BD	464287176     29268  250819.791  SH          SOLE	     0    0  250819.791
iShares Barclys 1-3Yr	464287457      1063   12576      SH          SOLE	     0    0   12576
iShares DJ US Real Est	464287739       433    7618.173  SH          SOLE	     0    0    7618.173
iShares IBOXX Inv CPBD	464287242     20509  180278.834  SH          SOLE	     0    0  180278.834
iShares High Yld Corp	464288513       453    5063.474  SH          SOLE	     0    0    5063.474
iShares S&P Midcap 400	464287507      1413   16133      SH          SOLE	     0    0   16133
iShares MSCI EAFE Index	464287465      1168   23587      SH          SOLE	     0    0   23587
iShares MSCI Emerg Mkt	464287234       730   19250      SH          SOLE	     0    0   19250
iShares S&P 500 Index	464287200       525    4171.645  SH          SOLE	     0    0    4171.645
iShares S&P Asia 50 Idx	464288430       415   10612.08   SH          SOLE	     0    0   10612.08
iShares S&P MC 400 VL	464287705       258    3390      SH          SOLE	     0    0    3390
iShares Nat'l Muni Bond	464288414	223    2056	 SH	     SOLE	     0	  0    2056
iShares S&P SMLCP Grwth	464287887       349    4681      SH          SOLE	     0    0    4681
iShares S&P SMLCP VL	464287879      9909  142039.286  SH          SOLE	     0    0  142039.286
iShares US PFD Stock    464288687       339    9522.861  SH          SOLE            0    0    9522.861
Johnson & John. COM     478160104       220    3354      SH          SOLE            0    0    3354
Lockheed Martin	COM	539830109	278    3437	 SH	     SOLE	     0	  0    3437
Marathon Oil	COM	565849106	314   10734.817	 SH	     SOLE	     0	  0   10734.817
MKTVEC Intermed. Muni 	57060U845       247   10816      SH          SOLE	     0    0   10816
MKTVEC Short Muni Idx	57060U803       511   28867      SH          SOLE	     0    0   28867
Microsoft Corp. COM     594918104       454   17484.008  SH          SOLE            0    0   17484.008
Murphy Oil 	COM	626717102	294    5267.445	 SH	     SOLE	     0	  0    5267.445
Northrop Grum.	COM	666807102	279    4776.475	 SH	     SOLE	     0	  0    4776.475
Parker Hannifin	COM	701094104       272    3569.522  SH          SOLE	     0    0    3569.522
Pepsico Inc	COM	713448108       280    4205 	 SH          SOLE	     0    0    4205
Pfizer Inc.	COM	717081103	203    9359.903	 SH	     SOLE	     0	  0    9359.903
Philip Morris	COM	718172109       403    5140.848	 SH	     SOLE	     0    0    5140.848
Powershares DB Cmdty	73935S105       351   13069      SH          SOLE	     0    0   13069
Proctor Gamble	COM     742718109       543    8146      SH          SOLE	     0    0    8146
Raytheon Co.	COM	755111507	298    6159	 SH	     SOLE	     0	  0    6159
Rydex S&P 500 Eq. Trd	78355W106     33939  733333.191  SH          SOLE	     0    0  733333.191
Rydex Russell Mid Cap	78355W577     13366  434227	 SH	     SOLE	     0    0  434277
SPDR Global RE          78463X749     12207  349861.667  SH          SOLE            0    0  349861.667
SPDR High Yld		78464A417     13744  357447.493  SH          SOLE	     0    0  357447.493
The Mosaic Co.	COM	61945C103	251    4984.274	 SH	     SOLE	     0	  0    4984.274
UPS Class B	COM     911312106       758   10362      SH          SOLE            0    0   10362
Vanguard Intl Equity	922042775      3682   92852      SH          SOLE	     0    0   92852
Vanguard MSCI Ermg Mkt	922042858     13371  349947.09   SH          SOLE	     0    0  349947.09
Vanguard MSCI Europe	922042874     11414  275503.002  SH          SOLE	     0    0  275503.002
Vanguard MSCI Pacific	922042866      9449  198546.921  SH          SOLE	     0    0  198546.921
Vanguard MSCI SCAP Grw	922908595      8969  117463.119  SH          SOLE	     0    0  117463.119
Vanguard REIT ETF	922908553      1777   30631.098  SH          SOLE	     0    0   30631.098
Vanguard SCAP Value	922908611      1096   17495.488  SH          SOLE	     0    0   17495.488
Vanguard Total BD Mkt	921937835      1092   13071      SH          SOLE	     0    0   13071
Vanguard Stock Mkt ETF	922908769      6767  105235      SH          SOLE	     0    0  105235
WeyerHaeuser 	COM	962166104	294   15731.047	 SH	     SOLE	     0	  0   15731.047
WisdomTree Div. Fund	97717W406     11728  225545.192  SH          SOLE            0    0  225545.192
xerox Corp. 	COM	984121103	273   34262	 SH	     SOLE	     0	  0   34262
YUM! Brands Inc	COM	988498101      2034   34464      SH          SOLE	     0    0   34464